Eaton Vance
Arizona Municipal Income Fund
April 30, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 96.6%
Security	Principal Amount (000's omitted)	Value
Education — 15.2%
Arizona Industrial Development Authority, (Academies of Math & Science):
4.875% to 7/1/35 (Put Date), 7/1/60(1)	$250	$ 257,680
5.00%, 7/1/39(1)	250	250,842
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/40(1)	1,465	1,465,488
Arizona Industrial Development Authority, (Equitable School Revolving Fund LLC):
5.00%, 11/1/36	850	943,338
5.00%, 11/1/44	95	99,703
5.00%, 11/1/44	235	247,746
5.50%, 11/1/51	1,310	1,378,702
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	60	49,109
Arizona Industrial Development Authority, (Somerset Academy of Las Vegas), 3.00%, 12/15/31(1)	550	514,976
Glendale Industrial Development Authority, AZ, (Midwestern University Foundation), (AMT), 2.125%, 7/1/33	250	211,491
Kayenta Unified School District No. 27, AZ, 6.00%, 7/1/40	2,285	2,606,055
La Paz County Industrial Development Authority, AZ, (Harmony Public Schools), 4.00%, 2/15/41	800	735,040
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools):
4.00%, 7/1/41(1)	500	453,652
4.25%, 7/1/44	490	437,348
Northern Arizona University, 5.00%, 6/1/38	1,000	1,001,825
Phoenix Industrial Development Authority, AZ, (Legacy Traditional Schools), 5.00%, 7/1/46(1)	500	475,101
Sierra Vista Industrial Development Authority, AZ, (American Leadership Academy Johnston), 5.50%, 6/15/36(1)	750	733,942
Sierra Vista Industrial Development Authority, AZ, (American Leadership Academy), 5.00%, 6/15/44(1)	1,000	934,995
University of Arizona:
4.00%, 8/1/44	1,695	1,624,578
5.00%, 6/1/38	1,500	1,502,738
5.00%, 8/1/45	1,000	1,084,371
5.00%, 8/1/46	750	805,461
Sustainability Bonds, 5.00%, 6/1/42	615	640,250
		$ 18,454,431
Electric Utilities — 2.7%
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	$1,475	$ 1,475,230
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Salt River Project Agricultural Improvement and Power District, AZ, 5.25%, 1/1/53	$1,720	$ 1,814,345
		$ 3,289,575
General Obligations — 13.7%
Agua Fria Union High School District No. 216, AZ, 5.00%, 7/1/44	$1,000	$ 1,093,029
Buckeye Elementary School District No. 33, AZ, 5.00%, 7/1/40	335	368,814
Chandler Unified School District No. 80, AZ, 4.00%, 7/1/37	750	763,715
Chandler, AZ, 4.00%, 7/1/43	1,340	1,347,478
Flagstaff Unified School District No. 1, AZ, 4.00%, 7/1/44	275	273,681
Glendale, AZ:
5.00%, 7/1/37	610	695,496
5.00%, 7/1/40	175	195,588
5.00%, 7/1/40	585	655,646
5.00%, 7/1/43	380	413,181
Lake Havasu City, AZ, Wastewater System Revenue:
4.00%, 7/1/43	680	689,854
5.00%, 7/1/38	1,185	1,342,969
Laveen Elementary School District No. 59, AZ:
5.00%, 7/1/42	350	386,724
5.00%, 7/1/44	300	325,971
Litchfield Elementary County Elementary School District No. 79, AZ:
5.00%, 7/1/41	375	414,705
5.00%, 7/1/45	500	538,889
Paradise Valley Unified School District No. 69, AZ:
4.00%, 7/1/42	375	378,355
5.00%, 7/1/41	1,000	1,114,961
5.00%, 7/1/43	1,800	1,970,751
Pendergast Elementary County Elementary School District No. 92, AZ, 5.00%, 7/1/37	400	454,702
Pima County Unified School District No. 1 Tucson, AZ:
5.00%, 7/1/39	390	438,802
5.00%, 7/1/44	1,000	1,087,375
Puerto Rico:
0.00%, 7/1/33	750	544,195
5.625%, 7/1/29	1,000	1,052,950
		$ 16,547,831
Hospital — 5.8%
Arizona Health Facilities Authority, (Banner Health), (LOC: Bank of America, N.A.), 3.35%, 1/1/46(2)	$750	$ 750,000

Eaton Vance
Arizona Municipal Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Arizona Industrial Development Authority, (Phoenix Children's Hospital), 4.00%, 2/1/50	$1,175	$ 1,006,687
Maricopa County Industrial Development Authority, AZ, (Banner Health):
4.00%, 1/1/44	435	409,295
4.00%, 1/1/48	2,325	2,066,348
Maricopa County Industrial Development Authority, AZ, (HonorHealth), 5.00%, 9/1/32	400	416,738
Phoenix Industrial Development Authority, AZ, (Mayo Clinic):
3.75%, 11/15/57	1,000	821,510
(SPA: Northern Trust Co.), 3.25%, 11/15/52(2)	500	500,000
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/41	1,000	1,081,725
		$ 7,052,303
Housing — 6.4%
Arizona Industrial Development Authority, (FHLMC), (FNMA), (GNMA), 5.00%, 10/1/45	$750	$ 769,935
Arizona Industrial Development Authority, (Hacienda Del Rio), (FNMA), 4.50%, 6/1/41	980	1,006,151
Arizona Industrial Development Authority, (University at West Glendale), 5.00% to 9/1/26 (Put Date), 3/1/45	1,000	1,006,552
Maricopa County and Phoenix Industrial Development Authorities, AZ:
(FHLMC), (FNMA), (GNMA), 4.10%, 9/1/36	370	374,709
(FHLMC), (FNMA), (GNMA), 4.65%, 9/1/44	945	955,674
(FHLMC), (FNMA), (GNMA), 4.85%, 9/1/54	175	176,083
(GNMA), 4.45%, 9/1/44	955	958,742
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/39	500	504,639
5.00%, 7/1/44	250	250,138
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/27	415	420,706
5.00%, 7/1/37	500	504,855
Pima County Industrial Development Authority, AZ, SFMR:
(GNMA), 4.45%, 7/1/44	370	371,561
(GNMA), 4.60%, 7/1/49	470	463,598
		$ 7,763,343
Industrial Development Revenue — 6.4%
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 5.00% to 9/1/27 (Put Date), 9/1/52	$2,500	$ 2,531,121
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Maricopa County Industrial Development Authority, AZ, (Commercial Metals Co.), (AMT), 4.00%, 10/15/47(1)	$1,000	$ 865,370
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	850	850,056
Yavapai County Industrial Development Authority, AZ, (Republic Services, Inc.), 2.55% to 6/1/26 (Put Date), 4/1/29	1,500	1,500,000
Yavapai County Industrial Development Authority, AZ, (Waste Management, Inc.), (AMT), 4.25%, 3/1/28	2,000	2,023,794
		$ 7,770,341
Insured - Education — 1.3%
Northern Arizona University:
(BAM), 5.00%, 6/1/36	$500	$ 575,338
(BAM), 5.00%, 6/1/37	500	572,123
(BAM), 5.00%, 6/1/38	400	457,611
		$ 1,605,072
Insured - Electric Utilities — 0.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$485	$ 490,152
		$ 490,152
Insured - General Obligations — 14.1%
Buckeye Union High School District No. 201, AZ, (AG), 5.00%, 7/1/30	$800	$ 871,304
Cartwright Elementary School District No. 83, AZ, (AG), 5.25%, 7/1/42	1,135	1,226,711
Festival Ranch Community Facilities District, AZ, (AG), 4.50%, 7/15/45	1,000	1,002,238
Glendale Union High School District No. 205, AZ, (AG), 5.00%, 7/1/43	1,100	1,197,998
Liberty Elementary School District No. 25, AZ, (AG), 4.375%, 7/1/42	200	206,984
Marana Unified School District No. 6, AZ:
(AG), 5.00%, 7/1/41	750	811,507
(AG), 5.00%, 7/1/42	330	355,089
(AG), 5.00%, 7/1/43	765	824,677
Maricopa County School District No. 17, AZ, Tolleson Elementary, (AG), 4.00%, 7/1/45(3)	665	660,112
Maricopa County School District No. 66, AZ, Roosevelt Elementary, (BAM), 5.00%, 7/1/44	975	1,051,596
Osborn Elementary School District No. 8, AZ:
(BAM), 5.00%, 7/1/42	850	935,316
(BAM), 5.00%, 7/1/44	1,250	1,354,167
Phoenix Elementary School District No. 1, AZ:
(BAM), 4.00%, 7/1/44	305	300,446

Eaton Vance
Arizona Municipal Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Phoenix Elementary School District No. 1, AZ: (continued)
(BAM), 5.00%, 7/1/43	$1,140	$ 1,234,049
Pinal County Elementary School District No. 4 Casa Grande, AZ:
(BAM), 5.00%, 7/1/43(3)	600	647,678
(BAM), 5.00%, 7/1/44(3)	400	430,362
(BAM), 5.00%, 7/1/45(3)	300	319,233
Verde Valley Fire District, AZ:
(AG), 5.00%, 7/1/41	250	272,643
(AG), 5.00%, 7/1/43	875	941,036
(AG), 5.00%, 7/1/45	350	370,922
Washington Elementary School District No. 6, AZ:
(BAM), 5.00%, 7/1/37	570	634,971
(BAM), 5.00%, 7/1/41	500	546,660
Wilson Elementary School District No. 7, AZ:
(AG), 5.00%, 7/1/38	350	393,410
(AG), 5.00%, 7/1/39	200	223,856
(AG), 5.00%, 7/1/40	200	222,656
		$ 17,035,621
Insured - Hospital — 0.2%
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), (AG), 4.00%, 8/1/49	$310	$ 279,949
		$ 279,949
Insured - Lease Revenue/Certificates of Participation — 0.5%
Higley Unified School District No. 60, AZ, Certificates of Participation:
(AG), 4.125%, 6/1/42	$500	$ 502,287
(AG), 4.25%, 6/1/47	105	101,217
		$ 603,504
Insured - Special Tax Revenue — 2.5%
Phoenix Civic Improvement Corp., AZ, (Civic Plaza), (NPFG), 5.50%, 7/1/41	$1,325	$ 1,596,240
Pinal County, AZ:
(BAM), 5.00%, 8/1/36	650	742,382
(BAM), 5.00%, 8/1/38	625	704,895
		$ 3,043,517
Insured - Water and Sewer — 0.9%
Goodyear, AZ, Water and Sewer Revenue, (AG), 5.00%, 7/1/43	$950	$ 1,029,479
		$ 1,029,479
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.7%
Queen Creek, AZ:
5.00%, 10/1/44	$400	$ 433,778
5.00%, 10/1/51	450	466,543
		$ 900,321
Other Revenue — 1.2%
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	$1,355	$ 1,437,570
		$ 1,437,570
Senior Living/Life Care — 2.2%
Glendale Industrial Development Authority, AZ, (Royal Oaks - Inspirata Pointe), 5.00%, 5/15/41	$600	$ 589,666
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	150	149,926
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
4.00%, 12/1/29	380	385,238
4.00%, 12/1/30	500	507,552
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.00%, 10/1/37(1)	1,250	1,070,036
		$ 2,702,418
Special Tax Revenue — 9.8%
American Samoa Economic Development Authority:
5.00%, 9/1/35(1)	$275	$ 287,015
5.00%, 9/1/38(1)	200	204,123
Buckeye, AZ, Excise Tax Revenue:
5.00%, 7/1/36	500	571,685
5.00%, 7/1/37	575	653,146
Bullhead City, AZ, Excise Taxes Revenue:
1.30%, 7/1/28	500	477,063
2.10%, 7/1/36	580	489,487
2.55%, 7/1/46	2,000	1,430,281
4.00%, 7/1/32	275	280,541
4.25%, 7/1/40	800	831,403
Marana, AZ, Pledged Excise Tax Revenue, 4.00%, 7/1/44	1,000	997,973
Maricopa, AZ, Pledged Revenue:
5.00%, 7/15/41	250	276,151
5.00%, 7/15/45	350	375,920
5.25%, 7/15/42	600	660,629
Phoenix Civic Improvement Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/45	665	662,593
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,000	974,604
Queen Creek, AZ, Excise Tax Revenue:
4.00%, 8/1/45	1,000	983,643

Eaton Vance
Arizona Municipal Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Queen Creek, AZ, Excise Tax Revenue: (continued)
5.00%, 8/1/49	$1,000	$ 1,044,323
Yuma, AZ, 4.00%, 7/1/44	625	623,733
		$ 11,824,313
Transportation — 6.1%
Arizona Department of Transportation, State Highway Fund Revenue, 5.00%, 7/1/43	$1,000	$ 1,111,532
Phoenix Civic Improvement Corp., AZ, Airport Revenue:
(AMT), 4.00%, 7/1/38	970	957,800
(AMT), 4.00%, 7/1/44	4,495	4,186,857
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/42	1,000	1,078,599
		$ 7,334,788
Water and Sewer — 6.5%
Central Arizona Water Conservation District, 5.00%, 1/1/35	$1,500	$ 1,503,482
Gilbert Water Resources Municipal Property Corp., AZ, Green Bonds, 4.00%, 7/15/47	1,000	990,860
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue:
5.00%, 7/1/28	860	861,713
5.00%, 7/1/39	800	886,142
5.25%, 7/1/47	1,795	1,927,287
Tucson, AZ, Water System Revenue, 5.00%, 7/1/42	1,500	1,658,745
		$ 7,828,229
Total Tax-Exempt Municipal Obligations (identified cost $115,752,074)		$116,992,757

Taxable Municipal Obligations — 3.3%
Security	Principal Amount (000's omitted)	Value
Education — 0.4%
Maricopa County Industrial Development Authority, AZ, (Grand Canyon University), 7.375%, 10/1/29(1)	$500	$ 525,724
		$ 525,724
Hospital — 1.2%
Maricopa County Industrial Development Authority, AZ, (Banner Health), 3.80%, 1/1/61(4)	$1,400	$ 1,400,000
		$ 1,400,000
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 0.3%
Pinal County, AZ, (BAM), 5.165%, 8/1/34	$300	$ 309,632
		$ 309,632
Other Revenue — 0.8%
Arizona Industrial Development Authority, (The Reinvestment Fund, Inc.), 4.936%, 10/1/31	$1,000	$ 1,006,753
		$ 1,006,753
Special Tax Revenue — 0.6%
Cottonwood, AZ, Pledged Revenue, 2.625%, 7/1/35	$850	$ 709,584
		$ 709,584
Total Taxable Municipal Obligations (identified cost $4,050,000)		$ 3,951,693

U.S. Treasury Obligations — 0.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes, 3.375%, 2/29/28	$750	$ 743,481
Total U.S. Treasury Obligations (identified cost $742,442)		$ 743,481

Short-Term Investments — 0.2%
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 3.31%(5)	160,087	$ 160,103
Total Short-Term Investments (identified cost $160,103)		$ 160,103
Total Investments — 100.7% (identified cost $120,704,619)		$121,848,034
Other Assets, Less Liabilities — (0.7)%		$ (787,761)
Net Assets — 100.0%		$121,060,273

Eaton Vance
Arizona Municipal Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2026, the aggregate value of these securities is $8,088,053 or 6.7% of the Fund's net assets.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2026.
(3)	When-issued security.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2026.
(5)	The rate shown is the annualized seven-day yield as of April 30, 2026.
The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2026, 20.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 9.4% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at April 30, 2026.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$116,992,757	$ —	$116,992,757
Taxable Municipal Obligations	—	3,951,693	—	3,951,693
U.S. Treasury Obligations	—	743,481	—	743,481
Short-Term Investments	160,103	—	—	160,103
Total Investments	$160,103	$121,687,931	$—	$121,848,034
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.